UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22602

COTTONWOOD MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (312) 564-5100

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Daniel T. Hart

Cortland Fund Services LLC

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

John Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste 310

Leawood, KS 66211

Date of fiscal year end: Last Day of February

Date of reporting period: November 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

	HAGIN Keystone Market Neutral Fund
	Schedule of Investments
	November 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 56.94%

Agricultural Chemicals - 1.13%
112	Scotts Miracle-Gro Co.	$ 4,644

Air Courier Services - 0.30%
14	FedEx Corp.	1,253

Air Cond & Warm Air Heating Equip & Comm & Indl Refrig Equip - 0.33%
26	Lennox International Inc.	1,367

Ball & Roller Bearings - 0.77%
70	Timken Co.	3,154

Biological Products (No Diagnostic Substances) - 1.23%
57	Amgen Inc.	5,062

Books: Publishing or Publishing & Printing - 1.33%
68	Mcgraw-Hill Companies, Inc.	3,611
44	Wiley John & Sons, Inc.	1,879
		5,490
Cable & Other Pay Television Services - 0.32%
36	Dish Network Corp. *	1,333

Chemicals & Allied Products - 0.28%
69	Huntsman Corp.	1,134

Commercial Printing - 0.82%
358	RR Donnelley & Sons Co.	3,365

Computer Peripheral Equipment, NEC - 0.66%
476	Brocade Communications Systems, Inc. *	2,704

Computer Storage Devices - 1.06%
175	Emc Corp. *	4,344

Construction Special Trade Contractors - 0.80%
81	Chicago Bridge & Iron Co.	3,291

Converted Paper & Paperboard Products (No Containers/Boxes) - 0.39%
48	Bemis, Inc.	1,613

Crude Petroleum & Natural Gas - 0.71%
29	Newfield Exploration Co. *	706
33	Plains Exploration & Production Co. *	1,178
23	Unit Corp. *	1,033
		2,917
Electric & Other Services Combined - 1.05%
144	Public Service Enterprise Group, Inc.	4,333

Electric Services - 0.23%
45	NRG Energy, Inc.	950

Electronic Components & Accessories - 0.36%
154	Vishay Intertechnology, Inc. *	1,494

Finance Lessors - 0.23%
25	CIT Group, Inc. *	926

Fire, Marine & Casualty Insurance - 1.23%
13	Alleghany Corp. *	4,563
6	Allied World Insurance Co.	487
		5,050
Food & Kindred Products - 1.22%
136	Campbell Soup Co.	4,998

Hospital & Medical Service Plans - 0.26%
20	Unitedhealth Group, Inc.	1,088

Hotels & Motels - 2.05%
127	Marriott International, Inc., Class A	4,609
34	Wynn Resorts, Ltd.	3,821
		8,430
Ice Cream & Frozen Desserts - 0.35%
85	Dean Foods Co. *	1,457

Instruments for Meas & Testing of Electricity & Elec Signals - 0.89%
84	Itron, Inc. *	3,679

Investment Advice - 0.67%
13	Affiliated Managers Group, Inc. *	1,090
37	Lazard Ltd., Class A	1,675
		2,765
Laboratory Analytical Instruments - 0.50%
11	Mettler Toledo International, Inc. *	2,058

Lawn & Garden Equipment - 1.11%
102	Toro Co.	4,576

Life Insurance - 0.23%
14	American National Insurance Co.	966

Metal Cans - 1.03%
95	Ball Corp.	4,246

Metal Mining - 0.31%
33	Freeport McMoran Copper & Gold, Inc.	1,287

Metalworking Machinery & Equipment - 0.74%
64	Lincoln Electric Holdings, Inc.	3,041

Miscellaneous Fabricated Matal Products - 0.22%
11	Parker Hannifin Copr.	904

Motor Vehicle Parts & Accessories - 0.51%
13	Borgwarner, Inc.	862
36	Delphi Automotive Plc. *	1,224
		2,086
Motor Vehicles & Passenger Car Bodies - 0.56%
37	Webco Holdings, Inc. *	2,296

National Commercial Banks - 1.60%
164	Bank of America Corp.	1,617
145	BB&T Corp.	4,085
115	First Niagara Financial Group, Inc.	867
		6,569
Perfumes, Cosmetics & Other Toilet Preparations - 0.63%
24	Colgate Palmolive Co.	2,604

Petroleum Refining - 1.57%
45	ConocoPhillips	2,562
85	Tesoro Corp.	3,894
		6,456
Pharmaceutical Preparations - 0.18%
64	Warner Chilcott Plc.	746

Pumps & Pumping Equipment - 0.27%
8	Flowserve Corp.	1,108

Radio & TV Broadcasting & Communications Equipment - 0.92%
114	Dolby Laboratories, Inc., Class A *	3,804

Retail-Apparel & Accessory Stores - 1.15%
236	Ascena Retail Group, Inc. *	4,744

Retail-Auto & Home Supply Stores - 0.64%
28	O'Reilly Automotive, Inc. *	2,634

Retail-Building Materials, Hardware, Garden Supply - 1.22%
33	Sherwin-Williams Co.	5,033

Retail-Drug Stores & Proprietary Stores - 0.38%
46	Walgreens Co.	1,560

Retail-Eating Places - 1.15%
4	Chipotle Mexican Grille, Inc., Class A *	1,055
23	Panera Bread Co., Class A *	3,692
		4,747
Retail-Retail Stores, NEC - 1.15%
42	IAC/Interactive Corp.	1,980
39	Petsmart, Inc.	2,756
		4,736
Retail-Variety Stores - 0.84%
123	Big Lots, Inc. *	3,464

Search, Detection, Navigation, Guidance, Aeronautical Sys - 2.17%
113	Garmin, Ltd.	4,394
68	Northrop Grumman Corp.	4,536
		8,930
Security Brokers, Dealers & Flotation Companies - 0.35%
66	SEI Investments Co.	1,453

Semiconductors & Related Devices - 0.66%
618	Advanced Micro Devices, Inc. *	1,360
135	Cypress Semiconductor Corp.	1,370
		2,730
Services-Business Services, NEC - 2.43%
17	Accenture Plc., Class A	1,155
53	Lender Processing Services, Inc.	1,317
9	MasterCard, Inc., Class A	4,398
21	VISA, Inc., Class A	3,144
		10,014
Services-Consumer Credit Reporting, Collection Agencies - 0.99%
84	Moody's Corp.	4,081

Services-Engineering Services - 0.31%
57	Aecom Technology Corp. *	1,288

Services-Management Services - 1.11%
95	Gartner, Inc. *	4,549

Services-Prepackaged Software - 6.34%
185	CA, Inc.	4,100
98	BMC Software, Inc. *	4,014
77	Intuit, Inc.	4,613
154	Microsoft Corp.	4,099
149	Oracle Corp.	4,794
49	VMware, Inc., Class A *	4,457
		26,077
State Commercial Banks - 0.64%
79	Popular, Inc. *	1,562
15	Signature Bank Corp. *	1,052
		2,614
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.21%
41	United States Steel Corp. *	884

Surety Insurance - 0.20%
90	MBIA, Inc. *	805

Surgical & Medical Instruments & Apparatus - 0.1.18%
443	Boston Scientific Corp. *	2,454
86	Hill-Rom Holdings, Inc.	2,405
		4,859
Telephone Communications (No Radio Telephone) - 2.17%
125	AT&T, Inc.	4,266
106	Verizon Communications, Inc.	4,677
		8,943
Transportation Services - 1.08%
83	Expedia, Inc.	5,134

Trucking & Courier Services (No Air) - 1.08%
61	United Parcel Service, Inc., Class B	4,460

Women's, Misses', Children's & Infants' Undergarments - 0.22%
35	Guess, Inc.	905

TOTAL FOR COMMON STOCK (Cost $232,161) - 56.94%		$ 234,232

REAL ESTATE INVESTMENT TRUSTS - 2.44%
13	Alexandria Real Estate Equities, Inc.	883
275	Annaly Capital Management, Inc.	4,048
50	BioMed Realty Trust, Inc.	964
53	CBL & Associates Properties, Inc.	1,193
61	CommonWealth REIT	923
14	Howard Hughes Corp. *	1,032
119	MFA Financial, Inc.	1,001

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $10,494) - 2.44%		10,044

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 28.31%
116,500	US Treasury Bill, 0.00%, 03/28/13	116,468

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $116,486) - 28.31%		116,468

SHORT TERM INVESTMENTS - 12.71%
52,303	Fidelity Money Market Fund #59, 0.14%, (Cost $52,303) **	52,303

TOTAL FOR SHORT TERM INVESTMENTS (Cost $52,303) - 12.71%		52,303

TOTAL INVESTMENTS (Cost $411,444) - 100.41%		413,047

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.41)%		(1,694)

NET ASSETS - 100.00%		$ 411,353

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the 7-day yield at November 30, 2012.

1. SECURITY TRANSACTIONS

At November 30, 2012, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $411,444 amounted to $17,767, which consisted of aggregate gross unrealized appreciation of $16,206 and aggregate gross unrealized depreciation of $33,973.

2. SECURITY VALUATIONS

The Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Fund Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds investments by the above fair value hierarchy levels as of November 30, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$234,232	$0	$0	$234,232
US Government Obligations	$116,468	$0	$0	$116,468
Real Estate Investment Trusts	10,044	$0	$0	$10,044
Cash Equivalents	$52,303	$0	$0	$52,303
Total	$413,047	$0	$0	$413,047

	HAGIN Keystone Market Neutral Fund
	Schedule of Securities Sold Short
	November 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK

Aircraft & Parts
45	Triumph Group	$ 2,952

Aircraft Parts & Auxiliary Equipment, NEC
22	Transdigm Group Inc. *	2,992

Apparel & Other Finished Prods of Fabrics & Similar Material
37	Under Armour, Inc., Class A *	1,918

Biological Products (No Diagnostic Substances)
22	Catamaran Corp. *	1,071
17	Gilead Science, Inc. *	1,275
		2,346
Cable & Other Pay Television Services
17	Scripps Networks Interactive, Inc., Class A	1,004
66	Time Warner Inc.	3,122
48	Discovery Communications, Inc., Series A *	2,900
		7,026
Calculating & Accounting Machines (No Electronic Computers)
54	NCR Corp. *	1,292
82	Verifone Systems, Inc. *	2,492
		3,784
Carpets & Rugs
13	Mohawk Industries, Inc. *	1,118

Cigarettes
61	Reynolds American, Inc.	2,667

Communications Equipment, NEC
34	Echostar Corp. *	1,066

Communications Services, NEC
40	Crown Castle International Co. *	2,701
47	SBA Communications Corp. *	3,234
		5,935
Computer Storage Devices
63	Sandisk Corp. *	2,463

Construction Machinery & Equipment
32	Caterpillar, Inc.	2,728

Converted Paper & Paperboard Products (No Containers/Boxes)
184	Sealed Air Corp.	3,095

Crude Petroleum & Natural Gas
12	Concho Resources, Inc. *	963

Deep Sea Foreign Transportation of Freight
11	Seacor Holdings, Inc. *	997

Dental Equipment & Supplies
52	Dentsply International, Inc.	2,064

Dolls & Stuffed Toys
39	Mattel Inc.	1,463

Electric & Other Services Combined
37	Westar Energy, Inc.	1,062

Electric Services
35	ITC Holdings Corp.	2,749
23	Nextera Energy, Inc.	1,580
71	Northeast Utilities	2,751
		7,080
Electrical Industrial Apparatus
255	Graftech International, Ltd. *	2,474

Electrical Work
38	Quanta Services, Inc. *	983

Electromedical & Electrotherapeutic Apparatus
38	Medtronic, Inc.	1,600

Electronic Connectors
16	Amphenol Corp., Class A	991

Fabricated Structural Metal Products
12	Valmont Industries, Inc.	1,676

Farm Machinery & Equipment
35	Deere & Co.	2,942

Fats & Oils
36	Bunge Ltd.	2,634

Fire, Marine & Casualty Insurance
19	Ace Ltd.	1,505
30	Berkshire Hathaway, Inc., Class B *	2,642
27	Travelers Companied, Inc.	1,912
		6,059
Food & Kindred Products
23	Kraft Foods, Inc., Class A *	1,041
69	Mondelez International, Inc.	1,786
		2,827
Gold & Silver Ores
81	Allied Nevada Gold Corp. *	2,637

Grain Mill Products
46	Kellogg Co.	2,551

Household Appliances
23	Whirlpool Corp.	2,342

Investment Advice
109	Legg Mason, Inc.	2,783

Iron & Steel Foundries
18	Precision Castparts Corp.	3,301

Lumber & Wood Products (No Furniture)
115	Leucadia National Corp. *	2,547

Malt Beverages
64	Molson Coors Brewing Co., Class B	2,653

Measuring & Controlling Devices, NEC
33	Thermo Fisher Scientific, Inc.	2,097
39	Trimble Navigation, Ltd. *	2,170
		4,267
Men's & Boy's Furnishings, Work Clothing, & Allied Garments
18	VF Corp.	2,889

Metalworking Machinery & Equipment
15	SPX Corp.	1,022

Mining Machinery & Equip (No Oil & Gas Field Mach & Equip)
43	Joy Global, Inc.	2,451

Miscellaneous Food Preparations & Kindred Products
38	Green Mountain Coffee Roasters Inc. *	1,393
21	McCormick & Co., Inc.	1,356
		2,749
Motor Vehicle Parts & Accessories
103	Gentex Corp.	1,828
29	Visteon Corp. *	1,453
		3,281
Motor Vehicles & Passenger Car Bodies
40	Paccar, Inc.	1,758

National Commercial Banks
15	PNC Financial Services Group, Inc.	842
44	US Bankcorp	1,419
83	Wells Fargo & Co.	2,740
		5,001
Oil & Gas Field Machinery & Equipment
30	Baker Hughes, Inc.	1,295
54	Cameron International Corp. *	2,913
59	FMC Technologies, Inc. *	2,412
22	National Oilwell Varco, Inc.	1,503
		8,123
Oil & Gas Field Services, NEC
42	Superior Energy Services, Inc. *	853

Operative Builders
60	DR Horton, Inc.	1,167
82	Toll Brothers, Inc. *	2,611
		3,778
Pharmaceutical Preparations
21	Perrigo Company, Inc.	2,174
14	Regeneron Pharmaceuticals, Inc. *	2,472
		4,646
Public Building & Related Furniture
52	Johnson Controls, Inc.	1,432

Pumps & Pumping Equipment
57	Graco, Inc.	2,816

Retail-Auto Dealers & Gasoline Stations
71	Autonation, Inc. *	2,765
91	Carmax, Inc. *	3,300
		6,065
Retail-Building Materials, Hardware, Garden Supply
33	Fastenal Co.	1,380

Retail-Eating & Drinking Places
37	Dunkin Brands Group, Inc.	1,177

Retail-Food Stores
24	GNC Holdings, Inc.	843

Retail-Jewelry Stores
44	Signet Jewelers, Ltd.	2,365
47	Tiffany & Co.	2,772
		5,137
Rubber & Plastics Footwear
25	Deckers Outdoor Corp. *	957

Savings Institution, Federally Chartered
156	TFS Financial Corp. *	1,282

Secondary Smelting & Refining of Nonferrous Metals
222	Titanium Metals Corp.	3,690

Semiconductors & Related Devices
27	Broadcom Corp., Class A	874
47	Cree, Inc. *	1,519
15	IPG Photonics Corp. *	887
53	Texas Instruments, Inc.	1,562
		4,842
Services-Business Services, NEC
91	Fidelity National Information Services, Inc.	3,285
62	Ebay, Inc. *	3,275
66	Global Payments, Inc.	2,898
97	Nielsen Holdings N.V. *	2,747
		12,205
Services-Computer Integrated Systems Design
187	Yahoo, Inc. *	3,510

Services-Computer Processing & Data Preparation
20	Fiserv, Inc. *	1,540
17	IHS, Inc. *	1,566
		3,106
Services-Computer Programming, Data Processing, ETC
43	Facebook, Inc., Class A *	1,204
17	Rackspace Hosting, Inc. *	1,175
65	Solera Holdings, Inc.	3,364
		5,743
Services-Equipment Rental & Leasing, NEC
29	United Rentals, Inc. *	1,204

Services-Help Supply Services
36	Manpower, Inc.	1,384

Services-Motion Picture & Video Tape Production
101	DreamWorks Animation SKG, Inc. *	1,730

Services-Personal Services
52	Tripadvisor, Inc. *	1,986
20	Weight Watchers International, Inc.	1,039
		3,025
Services-Prepackaged Software
41	Nuance Communications, Inc. *	912

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
42	Ecolab, Inc.	3,027

State Commercial Banks
62	Bank of New York Mellon Corp.	1,484
21	Northern Trust Corp.	1,008
24	State Street Corp.	1,067
		3,559
Telephone Communications (No Radio Telephone)
5	Equinix, Inc. *	929

Water Transportation
64	Carnival Corp.	2,474
63	Golar LNG Ltd.	2,462
53	Kirby Corp. *	3,068
		8,004
Wholesale-Durable Goods
5	W.W. Grainger, Inc.	970

Wholesale-Electronic Parts & Equipment, NEC
29	Avnet, Inc. *	849

Wholesale-Industrial Machinery & Equipment
17	MSC Industrial Direct Co., Inc.	1,235

Wholesale-Metals Service Centers & Offices
18	Reliance Steel & Aluminum Co.	1,015

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies
142	LKQ Corp. *	3,110

Wholesale-Petroleum & Petroleum Products (No Bulk Stations)
79	World Fuel Services, Corp.	3,077

TOTAL FOR COMMON STOCK (Proceeds $205,290)		$ 221,966

EXCHANGE TRADED FUNDS
26	SPDR S&P 500	3,696

TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,491)		$ 3,696

REAL ESTATE INVESTMENT TRUSTS
37	American Tower Corp.	2,772
588	Chimera Investment Corp.	1,611
27	Federal Realty Investment Trust	2,809
47	Health Care REIT, Inc.	2,758
59	HCP, Inc.	2,658
98	Host Hotels & Resorts, Inc.	1,440
50	Plum Creek Timber Co., Inc.	2,143
43	Prologis, Inc.	1,459
52	Realty Income Corp.	2,115

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Proceeds $19,387)		19,765

TOTAL SECURITIES SOLD SHORT (Proceeds $228,168)		$ 245,427

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COTTONWOOD MUTUAL FUNDS

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

Date January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

/s/ Greg Myers

Greg Myers

Treasurer and Principal Financial Officer

Date January 29, 2013